CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 27,733	$ 13,649
Short-term interest-bearing bank deposits	$ 69,298	107,289
Held for trading securities		1,995
Trade accounts receivable, net of allowance for doubtful accounts of $124 and $179, respectively	$ 19,046	15,566
Inventories (Note 4)	27,683	16,107
Deferred tax assets (Note 10)	3,540	142
Other current assets	2,677	2,928
Total current assets	149,977	157,676
Long-term assets
Long-term interest-bearing bank deposits	750	750
Deferred tax assets (Note 10)	5,735	1,654
Other long-term assets	211	169
Severance pay funds (Note 7)	1,514	1,580
Property and equipment, net (Note 5)	11,062	$ 11,450
Intangible assets, net (Note 3)	17,906
Goodwill (Note 3)	20,114
Total long-term assets	57,292	$ 15,603
TOTAL ASSETS	207,269	173,279
Current liabilities
Trade accounts payable	14,378	11,568
Deferred revenues	5,828	$ 3,022
Deferred tax liabilities (Note 10)	956
Other current liabilities (Note 6)	15,996	$ 12,606
Total current liabilities	37,158	27,196
Long-term liabilities
Liability for employee severance pay (Note 7)	$ 2,469	2,465
Deferred revenues		$ 36
Deferred tax liabilities (Note 10)	$ 5,760
Other long-term liability	822
Total long-term liabilities	$ 9,051	$ 2,501
Commitments and contingencies (Note 8)
TOTAL LIABILITIES	$ 46,209	$ 29,697
SHAREHOLDERS' EQUITY (Note 9)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares 27,093,937 shares issued and outstanding at December 31, 2015 and 27,137,051 shares issued and outstanding at December 31, 2014	73	73
Additional paid-in capital	123,977	118,985
Accumulated other comprehensive loss	(114)	(1,177)
Treasury shares	(11,028)	(6,726)
Retained earnings	48,152	32,427
Total shareholders' equity	161,060	143,582
Total liabilities and shareholders' equity	$ 207,269	$ 173,279